ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities [Abstract]
Schedule of accrued expenses
	December 31,
	2023	2022

Directors’ fees	$34	$33
Manufacturing and trials expenses	1,486	168
Advisors and legal expenses	148	155

	$1,668	$356